Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	11 Months Ended	12 Months Ended	17 Months Ended	23 Months Ended
	Sep. 27, 2024	Feb. 28, 2025	Aug. 31, 2025	Aug. 31, 2026	Feb. 28, 2026	Aug. 31, 2026
American Funds® U.S. Small and Mid Cap Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class A (with sales charge)
Accumulated Value	$ 9,425	$ 9,496	$ 10,506		$ 11,479	$ 11,962
American Funds® U.S. Small and Mid Cap Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class C (with sales charge)
Accumulated Value	10,000	10,075	11,147		12,179	12,691
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class F-1
Accumulated Value	10,000	10,075	11,147		12,182	12,694
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class F-2
Accumulated Value	10,000	10,075	11,147		12,180	12,691
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class F-3
Accumulated Value	10,000	10,082	11,175		12,229	12,752
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (with sales charge)
Accumulated Value	9,650	9,721	10,755		11,745	12,229
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (with sales charge)
Accumulated Value	10,000	10,074	11,145		12,171	12,672
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class 529-E
Accumulated Value	10,000	10,074	11,145		12,171	12,672
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-2
Accumulated Value	10,000	10,074	11,145		12,168	12,670
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-3
Accumulated Value	10,000	10,081	11,173		12,221	12,734
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class R-1
Accumulated Value	10,000	10,082	11,174		12,227	12,750
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class R-2
Accumulated Value	10,000	10,075	11,167		12,221	12,744
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class R-2E
Accumulated Value	10,000	10,079	11,171		12,226	12,749
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class R-3
Accumulated Value	10,000	10,081	11,173		12,227	12,751
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class R-4
Accumulated Value	10,000	10,081	11,174		12,227	12,751
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class R-5E
Accumulated Value	10,000	10,081	11,173		12,227	12,751
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class R-5
Accumulated Value	10,000	10,082	11,174		12,227	12,751
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds U.S. Small and Mid Cap Equity Fund — Class R-6
Accumulated Value	10,000	10,083	11,175		12,232	12,755
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value	10,000	10,425	11,393		12,199	13,684
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Index
Accumulated Value	10,000	10,207	11,029		11,924	13,008
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Index
Accumulated Value	$ 10,000	$ 9,946	$ 10,860		$ 12,131	$ 13,634